SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and Equipment, Net

Building	30 years
Computer equipment	3 to 5 years
Furniture, fixtures and office equipment	3 to 5 years
Software	3 to 10 years
Motor vehicles	5 years
Leasehold improvements	The shorter of lease terms and estimated useful lives

Employee Benefit Plans

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	5,989,994	6,780,226	7,161,205
Research and development	1,294,439	316,293	294,859
Sales and marketing	3,775,110	4,199,996	4,033,438
General and administrative	3,810,984	3,742,289	3,405,996
Total expense due to employee benefit plans	14,870,527	15,038,804	14,895,498